UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6529
Columbia Funds Trust VI
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	6/30/05

Date of reporting period:	9/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2004 (Unaudited)	Columbia Small Cap Value Fund

	Shares	Value ($)
Common Stocks – 99.5%
CONSUMER DISCRETIONARY – 13.4%
Auto Components – 1.1%
BorgWarner, Inc.	74,800	3,238,092
Modine Manufacturing Co.	57,343	1,726,597
Standard Motor Products, Inc.	131,000	1,979,410
Auto Components Total		6,944,099
Hotels, Restaurants & Leisure – 3.6%
Bally Total Fitness Holding Corp. (a)	229,600	835,744
Bob Evans Farms, Inc.	71,950	1,954,162
Buca, Inc. (a)	305,850	1,296,804
Dave & Buster’s, Inc. (a)	153,200	2,907,736
Landry’s Restaurants, Inc.	126,100	3,441,269
Lone Star Steakhouse & Saloon	168,707	4,357,702
Marcus Corp.	157,800	3,072,366
Scientific Games Corp., Class A (a)	228,400	4,362,440
Hotels, Restaurants & Leisure Total		22,228,223
Household Durables – 1.4%
American Greetings Corp., Class A	93,100	2,338,672
CSS Industries, Inc.	78,700	2,434,978
Kimball International, Inc., Class B	169,634	2,354,520
Russ Berrie & Co., Inc.	53,800	1,084,070
Household Durables Total		8,212,240
Leisure Equipment & Products – 0.6%
Action Performance Companies, Inc.	190,400	1,928,752
JAKKS Pacific, Inc. (a)	80,488	1,851,224
Travis Boats & Motors, Inc. (a)	174,975	76,989
Leisure Equipment & Products Total		3,856,965
Media – 1.6%
4Kids Entertainment, Inc. (a)	149,500	3,019,900
Journal Communications, Inc., Class A	100,500	1,762,770
Liberty Corp.	72,200	2,869,228
Media General, Inc., Class A	42,700	2,389,065
Media Total		10,040,963
Multiline Retail – 0.3%
ShopKo Stores, Inc. (a)	113,500	1,976,035
Multiline Retail Total		1,976,035
Specialty Retail – 2.7%
Building Material Holding Corp.	75,543	2,078,944
GameStop Corp., Class A (a)	182,000	3,368,820
Goody’s Family Clothing, Inc.	218,281	1,837,926
Monro Muffler, Inc. (a)	165,606	3,618,491

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Movie Gallery, Inc.	53,678	940,975
	Pier 1 Imports, Inc.	124,300	2,247,344
	Rent-Way, Inc. (a)	181,100	1,240,535
	TBC Corp. (a)	46,021	1,028,109
	Specialty Retail Total		16,361,144
Textiles, Apparel & Luxury Goods – 2.1%
	Culp, Inc. (a)	20,400	149,940
	Delta Apparel, Inc.	47,200	1,123,360
	Hampshire Group Ltd. (a)	87,500	2,761,500
	Kellwood Co.	112,850	4,113,383
	Russell Corp.	124,000	2,088,160
	Stride Rite Corp.	155,600	1,594,900
	Tandy Brands Accessories, Inc.	81,953	1,167,830
	Textiles, Apparel & Luxury Goods Total		12,999,073
	CONSUMER DISCRETIONARY TOTAL		82,618,742
CONSUMER STAPLES – 2.3%
Food & Staples Retailing – 0.6%
	BJ’s Wholesale Club, Inc. (a)	68,300	1,867,322
	Chronimed, Inc. (a)	180,800	1,088,416
	Winn-Dixie Stores, Inc.	173,300	535,497
	Food & Staples Retailing Total		3,491,235
Food Products – 1.7%
	Central Garden & Pet Co. (a)	34,990	1,071,394
	Corn Products International, Inc.	124,500	5,739,450
	John B. Sanfilippo & Son, Inc. (a)	38,200	1,000,840
	M&F Worldwide Corp. (a)	130,600	1,699,106
	Omega Protein Corp. (a)	175,800	1,353,660
	Food Products Total		10,864,450
	CONSUMER STAPLES TOTAL		14,355,685
ENERGY – 6.1%
Energy Equipment & Services – 1.8%
	Lufkin Industries, Inc.	100,539	3,742,062
	Universal Compression Holdings, Inc. (a)	88,100	3,001,567
	Willbros Group, Inc. (a)	269,500	4,018,245
	Energy Equipment & Services Total		10,761,874
Oil & Gas – 4.3%
	Carrizo Oil & Gas, Inc. (a)	278,000	2,660,460
	Cimarex Energy Co. (a)	81,400	2,844,116

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	Energy Partners Ltd. (a)	149,100	2,427,348
	Harvest Natural Resources, Inc. (a)	220,000	3,652,000
	Magnum Hunter Resources, Inc. (a)	247,300	2,853,842
	Range Resources Corp.	155,200	2,714,448
	Stone Energy Corp. (a)	87,500	3,829,000
	Western Gas Resources, Inc.	128,000	3,659,520
	Whiting Petroleum Corp. (a)	67,400	2,048,960
	Oil & Gas Total		26,689,694
	ENERGY TOTAL		37,451,568
FINANCIALS – 27.2%
Capital Markets – 0.2%
	LaBranche & Co., Inc. (a)	143,400	1,211,730
	Capital Markets Total		1,211,730
Commercial Banks – 11.7%
	BancFirst Corp.	15,350	984,242
	BancorpSouth, Inc.	117,000	2,689,830
	BancTrust Financial Group, Inc.	79,900	1,502,120
	Bank of Granite Corp.	112,393	2,181,548
	Bryn Mawr Bank Corp.	138,010	2,771,241
	Capitol Bancorp Ltd.	119,579	3,508,448
	Chemical Financial Corp.	111,780	4,082,206
	Chittenden Corp.	159,150	4,336,837
	Columbia Banking Systems, Inc.	88,700	2,110,173
	Community Trust Bancorp, Inc.	68,677	2,134,481
	Corus Bankshares, Inc.	104,300	4,498,459
	First Citizens BancShares, Inc., Class A	17,400	2,053,200
	First Financial Bankshares, Inc.	57,000	2,289,120
	Greater Bay Bancorp	90,400	2,599,000
	Hancock Holding Co.	52,488	1,668,593
	ITLA Capital Corp. (a)	55,300	2,554,860
	MASSBANK Corp.	38,300	1,422,462
	Merchants Bancshares, Inc.	90,432	2,599,920
	Mid-State Bancshares	160,660	4,133,782
	Northrim BanCorp, Inc.	82,600	1,804,810
	Riggs National Corp.	94,596	2,100,031
	S.Y. Bancorp, Inc.	16,800	379,176
	Sterling Bancshares, Inc.	270,200	3,634,190
	TriCo Bancshares	228,230	4,774,572
	UMB Financial Corp.	73,200	3,489,444
	Whitney Holding Corp.	80,700	3,389,400

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Wintrust Financial Corp.	49,200	2,818,176
Commercial Banks Total		72,510,321
Consumer Finance – 0.8%
Cash America International, Inc.	209,000	5,112,140
Consumer Finance Total		5,112,140
Diversified Financial Services – 1.6%
Metris Companies, Inc. (a)	343,100	3,355,518
MFC Bancorp Ltd. (a)	276,370	5,068,626
QC Holdings, Inc. (a)	80,000	1,274,400
Diversified Financial Services Total		9,698,544
Insurance – 5.4%
AmerUs Group Co.	45,500	1,865,500
Baldwin & Lyons, Inc., Class B	28,403	716,892
CNA Surety Corp. (a)	178,000	1,886,800
Commerce Group, Inc.	56,900	2,753,960
Delphi Financial Group, Inc., Class A	100,902	4,053,233
Harleysville Group, Inc.	137,900	2,849,014
Horace Mann Educators Corp.	135,300	2,378,574
Kansas City Life Insurance Co.	13,100	557,667
Navigators Group, Inc. (a)	55,900	1,634,516
Phoenix Companies, Inc.	286,500	2,985,330
ProCentury Corp.	190,800	1,898,460
Quanta Capital Holdings Ltd. (a)	232,900	1,898,135
RLI Corp.	83,400	3,131,670
UICI	46,000	1,506,040
United National Group Ltd., Class A (a)	127,700	1,854,204
Universal American Financial Corp. (a)	117,294	1,516,611
Insurance Total		33,486,606
Real Estate – 7.5%
Alexandria Real Estate Equities, Inc., REIT	60,200	3,956,344
American Financial Realty Trust, REIT	138,300	1,951,413
BioMed Realty Trust, Inc.	203,000	3,570,770
Boykin Lodging Co., REIT (a)	228,800	1,924,208
Brandywine Realty Trust, REIT	89,600	2,551,808
EastGroup Properties, Inc., REIT	104,100	3,456,120
Equity One, Inc., REIT	134,500	2,638,890
First Potomac Realty Trust, REIT	121,500	2,510,190
Getty Realty Corp.	89,600	2,349,312

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
Gladstone Commercial Corp., REIT	108,000	1,750,680
Mid-America Apartment Communities, Inc., REIT	105,300	4,101,435
Nationwide Health Properties, Inc.	178,500	3,703,875
PS Business Parks, Inc., REIT	126,500	5,041,025
Tanger Factory Outlet Centers, Inc., REIT	62,400	2,794,272
Universal Health Realty Income Trust, REIT	59,700	1,808,910
Urstadt Biddle Properties, Inc., Class A, REIT	131,400	2,002,536
Real Estate		46,111,788
FINANCIALS TOTAL		168,131,129
HEALTH CARE – 4.7%
Health Care Equipment & Supplies – 0.2%
Sola International, Inc. (a)	79,800	1,520,190
Health Care Equipment & Supplies Total		1,520,190
Health Care Providers & Services – 4.0%
Capital Senior Living Corp. (a)	61,100	293,280
Cross Country Healthcare, Inc. (a)	129,800	2,011,900
Genesis HealthCare Corp. (a)	70,850	2,154,549
Gentiva Health Services, Inc. (a)	131,600	2,154,292
Hooper Holmes, Inc.	342,500	1,534,400
Kindred Healthcare, Inc. (a)	151,400	3,694,160
OCA, Inc. (a)	266,500	1,263,210
PAREXEL International Corp. (a)	166,800	3,269,280
Pediatrix Medical Group, Inc. (a)	65,400	3,587,190
Province Healthcare Co. (a)	89,800	1,878,616
Stewart Enterprises, Inc., Class A (a)	425,496	2,957,197
Health Care Providers & Services Total		24,798,074
Pharmaceuticals – 0.5%
Perrigo Co.	134,800	2,770,140
Pharmaceuticals Total		2,770,140
HEALTH CARE TOTAL		29,088,404
INDUSTRIALS – 19.8%
Aerospace & Defense – 2.7%
AAR Corp. (a)	190,102	2,366,770
Esterline Technologies Corp. (a)	131,000	4,007,290
Herley Industries, Inc. (a)	95,400	1,783,026
Kaman Corp., Class A	160,300	1,913,982
Ladish Co., Inc. (a)	201,938	1,847,733

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Precision Castparts Corp.	77,800	4,671,890
Aerospace & Defense Total		16,590,691
Air Freight & Logistics – 1.1%
HUB Group, Inc., Class A (a)	96,571	3,597,270
Ryder System, Inc.	61,900	2,911,776
Air Freight & Logistics Total		6,509,046
Airlines – 0.6%
FLYi, Inc. (a)	118,506	463,358
MAIR Holdings, Inc. (a)	104,924	860,377
Skywest, Inc.	141,800	2,134,090
Airlines Total		3,457,825
Building Products – 0.5%
NCI Building Systems, Inc. (a)	103,200	3,292,080
Building Products Total		3,292,080
Commercial Services & Supplies – 4.9%
ABM Industries, Inc.	142,000	2,861,300
Angelica Corp.	74,100	1,843,608
Casella Waste Systems, Inc., Class A (a)	298,890	3,538,858
Century Business Services, Inc. (a)	179,405	805,529
Consolidated Graphics, Inc. (a)	133,200	5,581,080
Danka Business Systems PLC, ADR (a)	196,480	746,624
Electro Rent Corp. (a)	58,481	645,630
First Consulting Group, Inc. (a)	13,103	62,108
Healthcare Services Group, Inc.	170,400	3,060,384
Imagistics International, Inc. (a)	147,200	4,945,920
NCO Group, Inc. (a)	90,300	2,433,585
SOURCECORP, Inc. (a)	90,200	1,997,028
TeleTech Holdings, Inc. (a)	221,500	2,090,960
Commercial Services & Supplies Total		30,612,614
Construction & Engineering – 1.8%
Comfort Systems USA, Inc. (a)	302,100	1,993,860
Dycom Industries, Inc. (a)	133,100	3,778,709
EMCOR Group, Inc. (a)	43,700	1,643,994
MasTec, Inc. (a)	54,400	285,600
Quanta Services, Inc. (a)	90,100	545,105
Washington Group International, Inc. (a)	84,900	2,939,238
Construction & Engineering Total		11,186,506

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 1.6%
C&D Technologies, Inc.	130,400	2,480,208
Genlyte Group, Inc. (a)	50,318	3,239,976
Powell Industries, Inc. (a)	43,300	729,605
Woodward Governor Co.	49,600	3,347,504
Electrical Equipment Total		9,797,293
Machinery – 3.9%
Alamo Group, Inc.	63,600	1,189,956
Briggs & Stratton	46,500	3,775,800
EnPro Industries, Inc. (a)	143,600	3,466,504
Harsco Corp.	101,400	4,552,860
Kadant Inc. (a)	132,000	2,423,520
Robbins & Myers, Inc.	122,335	2,691,370
Stewart & Stevenson Services, Inc.	186,600	3,297,222
Tecumseh Products Co., Class A	61,012	2,554,572
Machinery Total		23,951,804
Road & Rail – 1.3%
Covenant Transport, Inc., Class A (a)	102,200	1,974,504
Dollar Thrifty Automotive Group, Inc. (a)	89,200	2,170,236
U.S. Xpress Enterprises, Inc., Class A (a)	61,183	1,134,333
Werner Enterprises, Inc.	150,900	2,913,879
Road & Rail Total		8,192,952
Trading Companies & Distributors – 1.4%
Hughes Supply, Inc.	141,262	4,247,748
Watsco, Inc.	156,900	4,711,707
Trading Companies & Distributors Total		8,959,455
INDUSTRIALS TOTAL		122,550,266
INFORMATION TECHNOLOGY – 12.6%
Communications Equipment – 1.2%
Anaren, Inc. (a)	181,400	2,441,644
Belden CDT, Inc.	86,750	1,891,150
Black Box Corp.	54,900	2,028,555
Tollgrade Communications, Inc. (a)	144,510	1,270,243
Communications Equipment Total		7,631,592
Computers & Peripherals – 1.6%
ActivCard Corp. (a)	219,300	1,346,502
Advanced Digital Information Corp. (a)	40,900	355,830
Electronics for Imaging, Inc. (a)	46,800	760,032
Hutchinson Technology, Inc. (a)	79,100	2,114,343
Hypercom Corp. (a)	259,400	1,914,372

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Imation Corp.	25,300	900,427
Innovex, Inc. (a)	171,900	699,633
Intergraph Corp. (a)	53,100	1,442,727
UNOVA, Inc. (a)	18,550	260,627
Computers & Peripherals Total		9,794,493
Electronic Equipment & Instruments – 3.4%
Agilysys, Inc.	111,279	1,924,014
Anixter International, Inc. (a)	55,700	1,954,513
Benchmark Electronics, Inc. (a)	73,050	2,176,890
Brightpoint, Inc. (a)	209,400	3,601,680
Checkpoint Systems, Inc. (a)	137,700	2,143,989
Identix, Inc. (a)	269,500	1,794,870
MTS Systems Corp.	100,282	2,130,993
NU Horizons Electronics Corp. (a)	228,907	1,453,559
OSI Systems, Inc. (a)	90,400	1,455,440
Planar Systems, Inc. (a)	107,100	1,200,591
Vishay Intertechnology, Inc. (a)	86,500	1,115,850
Electronic Equipment & Instruments Total		20,952,389
Internet Software & Services – 0.7%
Keynote Systems, Inc. (a)	174,800	2,475,168
Modem Media, Inc. (a)	163,400	879,092
Stellent, Inc. (a)	117,400	905,154
Internet Software & Services Total		4,259,414
IT Services – 2.2%
Acxiom Corp.	133,341	3,165,515
Compucom Systems, Inc. (a)	367,500	1,683,150
Computer Horizons Corp. (a)	252,861	1,094,888
Inforte Corp. (a)	173,400	1,196,460
Lightbridge, Inc. (a)	214,000	1,031,480
MAXIMUS, Inc. (a)	45,500	1,310,855
MPS Group, Inc. (a)	497,450	4,183,555
IT Services Total		13,665,903
Semiconductors & Semiconductor Equipment – 0.5%
Exar Corp. (a)	139,700	1,978,152
Pericom Semiconductor Corp. (a)	139,145	1,344,141
Semiconductors & Semiconductor Equipment Total		3,322,293
Software – 3.0%
Ascential Software Corp. (a)	169,500	2,283,165

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Captaris, Inc. (a)	352,500	1,501,650
Internet Security Systems (a)	129,600	2,203,200
Lawson Software, Inc. (a)	173,000	968,800
MSC.Software Corp. (a)	223,900	1,800,156
PLATO Learning, Inc. (a)	293,791	2,597,112
SeaChange International, Inc. (a)	147,000	2,350,530
Sybase, Inc. (a)	106,800	1,472,772
Transaction Systems Architects, Inc., Class A (a)	167,900	3,120,422
Software Total		18,297,807
INFORMATION TECHNOLOGY TOTAL		77,923,891
MATERIALS – 9.0%
Chemicals – 2.7%
Cytec Industries, Inc.	67,800	3,318,810
HB Fuller Co.	78,700	2,156,380
Lubrizol Corp.	49,100	1,698,860
Minerals Technologies, Inc.	50,800	2,990,088
Schulman (A.), Inc.	103,444	2,279,906
Sensient Technologies Corp.	102,000	2,207,280
Stepan Co.	85,600	2,036,424
Chemicals Total		16,687,748
Construction Materials – 0.7%
Eagle Materials, Inc.	65,700	4,684,410
Construction Materials Total		4,684,410
Containers & Packaging – 1.1%
Aptargroup, Inc.	59,400	2,611,818
Greif, Inc., Class A	100,000	4,215,000
Containers & Packaging Total		6,826,818
Metals & Mining – 3.7%
AMCOL International Corp.	92,400	1,766,688
Carpenter Technology Corp.	141,900	6,774,306
Metal Management, Inc. (a)	197,800	3,596,004
Peabody Energy Corp.	58,900	3,504,550
RTI International Metals, Inc. (a)	179,300	3,473,041
Steel Technologies, Inc.	144,400	3,699,095
Metals & Mining Total		22,813,684
Paper & Forest Products – 0.8%
Glatfelter	215,700	2,672,523

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
Mercer International, Inc. (a)	245,800	2,138,460
Paper & Forest Products Total		4,810,983
MATERIALS TOTAL		55,823,643
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.4%
North Pittsburgh Systems, Inc.	105,713	2,189,316
Diversified Telecommunication Services Total		2,189,316
Wireless Telecommunication Services – 0.3%
Price Communications Corp. (a)	136,380	2,079,795
Wireless Telecommunication Services Total		2,079,795
TELECOMMUNICATION SERVICES TOTAL		4,269,111
UTILITIES – 3.7%
Electric Utilities – 3.0%
Central Vermont Public Service Corp.	149,500	3,006,445
CH Energy Group, Inc.	100,300	4,593,740
El Paso Electric Co. (a)	169,700	2,727,079
Maine & Maritimes Corp.	32,600	945,400
MGE Energy, Inc.	58,986	1,876,934
Otter Tail Corp.	85,800	2,187,900
Puget Energy, Inc.	145,700	3,307,390
Electric Utilities Total		18,644,888
Gas Utilities – 0.7%
Cascade Natural Gas Corp.	64,600	1,371,458
Northwest Natural Gas Co.	48,300	1,532,559
WGL Holdings, Inc.	51,600	1,458,216
Gas Utilities Total		4,362,233
UTILITIES TOTAL		23,007,121

Total Common Stocks (cost of $487,576,290)		615,219,560

		Par ($)
Short-Term Obligation – 1.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/04, due 10/01/04 at 1.580%, collateralized by a U.S. Treasury Bond maturing 08/15/22, market value of $6,115,319 (repurchase proceeds $5,992,263)	5,992,000	5,992,000

	Total Short-Term Obligation (cost of $5,992,000)		5,992,000

Total Investments – 100.5% (cost of $493,568,290)(b)	621,211,560

Other Assets & Liabilities, Net – (0.5)%	(2,800,982)

Net Assets – 100.0%	618,410,578

Notes to Investment Portfolio:
(a)	Non-income producing security.
(b)	Cost for both financial statement and federal income tax purposes is the same.

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VI

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 24, 2004

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 24, 2004